Property, plant and equipment (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]

	Land	Buildings	Machinery, equipment and facilities	Work in progress	Other (1)	Total
Average rate %		3.43	7.21		19.62
Accumulated cost	16,775,348	13,816,631	62,822,096	3,510,535	1,806,592	98,731,202
Accumulated depreciation		(4,294,038)	(28,541,598)		(909,526)	(33,745,162)
Balances at December 31, 2024	16,775,348	9,522,593	34,280,498	3,510,535	897,066	64,986,040
Additions	3,080	262	649,533	3,880,270	45,681	4,578,826
Acquisition of subsidiaries
Write-offs	(64,222)	(54,566)	(152,457)		(154,907)	(426,152)
Depreciation		(434,875)	(4,123,031)		(287,270)	(4,845,176)
Transfers and other	5,980	896,470	3,524,210	(4,626,006)	201,995	2,649
Accumulated cost	16,720,186	14,589,194	66,353,229	2,764,799	1,830,011	102,257,419
Accumulated depreciation		(4,659,310)	(32,174,476)		(1,127,446)	(37,961,232)
Balances at December 31, 2025	16,720,186	9,929,884	34,178,753	2,764,799	702,565	64,296,187
Additions			65,886	823,603	1,074	890,563
Write-offs	(29,659)	(2,632)	(5,219)		(2,469)	(39,979)
Depreciation		(115,557)	(1,015,917)		(39,569)	(1,171,043)
Transfers and other	(1,219)	95,187	1,253,907	(1,335,089)	(12,632)	154
Accumulated cost	16,689,308	14,677,846	67,342,071	2,253,313	1,791,419	102,753,957
Accumulated depreciation		(4,770,964)	(32,864,661)		(1,142,450)	(38,778,075)
Balances at March 31, 2026	16,689,308	9,906,882	34,477,410	2,253,313	648,969	63,975,882
(1)Includes vehicles, furniture and utensils and computer equipment.

Disclosure of Property, Plant and Equipment Pledged as Collateral [Table]
On March 31, 2026, property, plant and equipment items pledged as collateral, consisting mainly of the units of Ribas do Rio Pardo, Três Lagoas and Imperatriz are set forth below:

	Type of collateral	3/31/2026	12/31/2025
Land	Financial/Legal	25,184	25,562
Buildings	Financial	1,714,933	1,719,004
Machinery, equipment and facilities	Financial	8,596,324	19,437,703
Work in progress	Financial	351,961	339,063
Other	Financial	51,379	48,475
		10,739,781	21,569,807